Fair Value Measurements (Details) - Schedule of fair value of held-to-maturity securities - Stable Road Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Held-To-Maturity	U.S.Treasury Securities
Amortized Cost	$ 173,107,113
Gross Holding Gains	1,887
Fair Value	$ 173,109,000